SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenue recognition
Accumulated deficit		$ (33,553)	$ (30,421)
Total net revenues		182,283	156,498	$ 140,803
Franchise fees
Revenue recognition
Total net revenues		$ 12,269	$ 14,365	$ 13,537
Franchising fees
Number of performance obligations | item		2
Franchise fees | Minimum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)		7 months
Franchise fees | Maximum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)		8 months
ASC 606
Revenue recognition
Accumulated deficit	$ 931
Total net revenues	$ 1,151